Trading revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trading revenues
Trading revenues	SFr 1,739	SFr 624	SFr 1,317
Interest rate products
Trading revenues
Trading revenues	96	757	3,228
Foreign exchange products
Trading revenues
Trading revenues	668	367	1,989
Equity/index-related products
Trading revenues
Trading revenues	1,071	(307)	(2,888)
Credit products
Trading revenues
Trading revenues	(513)	(97)	(1,096)
Commodity, emission and energy products
Trading revenues
Trading revenues	144	102	86
Other trading securities
Trading revenues
Trading revenues	273	(198)	(2)
Bank
Trading revenues
Trading revenues	SFr 1,773	SFr 456	SFr 1,300